Income Taxes - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Impact of the tax reform act			$ 0	$ 5,154,000	$ 62,903,000
Adjustment to valuation allowance for change in deferred tax assets			(68,100,000)
Unrecognized tax benefits			5,698,000	$ 4,200,000	$ 2,577,000	$ 1,819,000
Liability for uncertain tax positions			0
Increase in deferred tax assets		$ 15,000,000
Orphan drug credit carryforward
Income Tax Contingency [Line Items]
Tax credit carryforwards			7,700,000
Federal
Income Tax Contingency [Line Items]
NOL carryforwards			$ 734,600,000
Tax year NOL carryforwards begin to expire			Dec. 31, 2020
Federal | Research and development tax credits
Income Tax Contingency [Line Items]
Tax credit carryforwards			$ 9,100,000
Tax year credit carryforwards begin to expire			Dec. 31, 2023
Federal | Orphan drug credit carryforward
Income Tax Contingency [Line Items]
Tax year credit carryforwards begin to expire			Dec. 31, 2038
California
Income Tax Contingency [Line Items]
NOL carryforwards			$ 398,200,000
Tax year NOL carryforwards begin to expire			Dec. 31, 2028
California | Research and development tax credits
Income Tax Contingency [Line Items]
Tax credit carryforwards			$ 7,600,000
Other States
Income Tax Contingency [Line Items]
NOL carryforwards			$ 281,700,000
Tax year NOL carryforwards begin to expire			Dec. 31, 2030
CALIFORNIA
Income Tax Contingency [Line Items]
Increase in NOL due to change in apportionment model		$ 219,000,000
Revance International Limited | Intellectual Property
Income Tax Contingency [Line Items]
Transfer of economic rights to intellectual property	$ 41,200,000
Accounting Standards Update 2018-05
Income Tax Contingency [Line Items]
Impact on deferred taxes			$ 68,100,000